ING Investors Trust

ING Oppenheimer Main Street Portfolio®

(“Portfolio”)

Supplement dated June 16, 2008

to the Adviser Class Prospectus, Institutional Class Prospectus,

Service Class Prospectus and Service 2 Class Prospectus

each dated April 28, 2008

Effective June 30, 2008, Mark Zavanelli and Wentong Alex Zhou will replace Nikolaos Monoyios as portfolio managers to the Portfolio.  The Adviser Class, Institutional Class, Service Class and Service 2 Class Prospectuses are amended to reflect the following:

1.                                       All references to Nikolaos Monoyios are hereby deleted and replaced with Mark Zavanelli and Wentong Alex Zhou.

2.                                       The second paragraph under the section entitled “Description of the Portfolios – More on the Sub-Adviser” on page 67 of the Adviser Class Prospectus and on page 71 of the Institutional Class Prospectus, Service Class Prospectus and Service 2 Class Prospectus is hereby updated to delete the information relating to Nikolaos Monoyios and to add the following:

Name	Position and Recent Business Experience
Mark Zavanelli

Mr. Zavanelli, CFA, has been a portfolio manager of OppenheimerFunds since July 1999 and a Vice President of OppenheimerFunds since November 2000. Prior to joining OppenheimerFunds in April 1998, Mr. Zavanelli was President of Waterside Capital Management, a registered investment adviser, from August 1995 through April 1998. He is a portfolio manager and an officer of other portfolios in the OppenheimerFunds complex. Mr. Zavanelli has been a manager of the Portfolio since June 2008.

Wentong Alex Zhou

Dr. Zhou, CFA, has been a senior quantitative analyst of OppenheimerFunds since June 1999, assisting in the management and maintenance of the quantitative models for the Main Street Funds. He has been a portfolio manager of OppenheimerFunds since January 2007 and an Assistant Vice President of OppenheimerFunds since 2001. He is a portfolio manager of other portfolios in the OppenheimerFunds complex. He has been a manager of the Portfolio since June 2008.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Investors Trust

ING Oppenheimer Main Street Portfolio®

(“Portfolio”)

Supplement dated June 16, 2008

to the Adviser Class, Institutional Class, Service Class

and Service 2 Class Statement of Additional Information (“SAI”)

dated April 28, 2008

Effective June 30, 2008, Mark Zavanelli and Wentong Alex Zhou will replace Nikolaos Monoyios as portfolio managers to the Portfolio.  The Adviser Class, Institutional Class, Service Class and Service 2 Class SAI is amended to reflect the following:

1.                                       All references to Nikolaos Monoyios are hereby deleted and replaced with Mark Zavanelli and Wentong Alex Zhou.

2.                                       The tables and language in the sub-sections entitled “ING Oppenheimer Main Street Portfolio® – Other Managed Accounts” and “Portfolio Manager Ownership of Securities” under the section entitled, “Other Information About Portfolio Managers” beginning on page 202 of the SAI are hereby deleted in their entirety and replaced with the following:

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of March 31, 2008.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Marc Reinganum	9	$14,407	0	$0	0	$0
Mark Zavanelli	14	$11,730	0	$0	0	$0
Wentong Alex Zhou	0	$0	0	$0	0	$0

None of the accounts managed are subject to performance fees.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of March 31, 2008, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Portfolio Manager	Fund Shares Owned

Marc Reinganum	None
Mark Zavanelli	None
Wentong Alex Zhou	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE